Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income (loss)	$ 124,002	$ 35,480	$ (311,116)
Non-cash items:
Depreciation and amortization	422,904	431,086	455,898
Amortization of in-process revenue contracts (note 6)	(40,939)	(61,700)	(72,933)
Unrealized loss (gain) on derivative instruments	267,830	(113,344)	(40,373)
(Gain) loss on sale of vessels and equipment	(13,509)	(1,995)	6,975
Asset impairments and loan loss provisions (note 18b)	2,238	168,353	434,082
Equity income, net of dividends received	(94,726)	(121,144)	(65,639)
Income tax expense (recovery)	10,173	2,872	(14,406)
Unrealized foreign exchange (gain) loss and other	(217,908)	(39,003)	46,680
Change in operating assets and liabilities (note 17a)	60,631	64,184	(115,209)
Expenditures for dry docking	(74,379)	(72,205)	(35,023)
Net operating cash flow	446,317	292,584	288,936
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs (note 8)	3,365,045	2,451,828	1,407,275
Scheduled repayments of long-term debt	(1,291,322)	(695,688)	(266,242)
Prepayments of long-term debt	(1,331,469)	(1,017,818)	(1,060,169)
Repayments of capital lease obligations	(479,115)	(10,315)	(10,161)
Decrease (increase) in restricted cash (note 10)	380,953	31,776	(33,592)
Net proceeds from equity issuances of subsidiaries (note 5)	452,061	446,893	496,224
Equity contribution by joint venture partner	27,267	4,934	86,350
Issuance of Common Stock upon exercise of stock options	55,165	27,219	11,617
Distribution from subsidiaries to non-controlling interests	(360,820)	(269,987)	(246,555)
Cash dividends paid	(91,004)	(90,265)	(83,299)
Other financing activities		(12,000)	(1,777)
Net financing cash flow	726,761	866,577	299,671
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(994,931)	(753,755)	(523,597)
Proceeds from sale of vessels and equipment	180,638	47,704	250,807
Recovery (investment) in term loans (note 4)	4,814	(12,552)
Investment in equity-accounted investees (note 23)	(79,602)	(157,762)	(183,554)
Advances to equity-accounted investees	(87,130)	(14,466)	(117,235)
Investment in direct financing lease assets (note 9)		(307,950)
Direct financing lease payments received	22,856	17,289	23,307
Investment in cost accounted investment	(25,000)
Other investing activities	(4,247)	(2,500)	1,332
Net investing cash flow	(980,834)	(1,183,992)	(641,243)
Increase (decrease) in cash and cash equivalents	192,244	(24,831)	(52,636)
Cash and cash equivalents, beginning of the year	614,660	639,491	692,127
Cash and cash equivalents, end of the year	806,904	614,660	639,491
ALP Maritime Services B.V [Member]
OPERATING ACTIVITIES
Net income (loss)	(2,300)
INVESTING ACTIVITIES
Purchase of business (net of cash acquired)	(2,322)
Logitel Offshore Holdings [Member]
OPERATING ACTIVITIES
Net income (loss)	(1,000)
INVESTING ACTIVITIES
Purchase of business (net of cash acquired)	4,090
FPSO unit Sevan Hummingbird [Member] | Sevan Marine [Member]
INVESTING ACTIVITIES
Purchase of business (net of cash acquired)			$ (92,303)